Condensed Financial Information of Global-Tech - Condensed Statements of Cash Flows (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	$ (1,963,301)	$ 1,410,677	$ (4,012,971)
Adjustments to reconcile net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc. to net cash provided by operating activities:
Stock compensation expense	258,128	34,121	470,109
Shares issued to an employee	9,108		1,999
Interest received from available-for-sale investments		(13)
Changes in operating assets and liabilities:
Prepaid expenses	(141,709)	135,753	(74,341)
Deposits and other assets	(4,403,866)	(139,251)	22,616
Other accrued liabilities	7,636,375	(542,056)	491,005
Net cash provided by (used in) operations	9,946,113	13,370,878	(10,022,228)
Cash flows from investing activities:
Purchases of available-for-sale investments		(8,999,987)	(3,000,000)
Proceeds from disposal of available-for-sale investments	2,000,000	9,000,000	15,986,532
Net cash provided by (used in) investing activities	(5,316,603)	780,483	6,829,669
Cash flows from financing activities:
Cash dividend paid	(3,040,753)
Net cash provided by (used in) financing activities	(12,133,325)	6,489,782	(2,240,106)
Net increase (decrease) in cash and cash equivalents	(7,407,357)	20,587,549	(5,603,412)
Cash and cash equivalents at beginning of fiscal year	39,792,733	19,205,184	24,808,596
Cash and cash equivalents at end of fiscal year	32,385,376	39,792,733	19,205,184
Global-Tech [Member]
Cash flows from operating activities:
Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(1,963,301)	1,410,677	(4,012,971)
Adjustments to reconcile net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc. to net cash provided by operating activities:
Stock compensation expense	258,128	34,121	470,139
Shares issued to an employee	9,108		1,969
Equity in losses (profits) of subsidiaries	484,185	(1,923,914)	2,155,198
Interest received from available-for-sale investments		(13)
Changes in operating assets and liabilities:
Prepaid expenses	(3,693)	(2,582)	3,465
Deposits and other assets	(15,364)	4,969	(3,769)
Other accrued liabilities	(109,369)	(26,324)	(7,591)
Net cash provided by (used in) operations	(1,340,306)	(503,066)	(1,393,560)
Cash flows from investing activities:
Purchases of available-for-sale investments		(8,999,987)	(3,000,000)
Proceeds from disposal of available-for-sale investments	2,000,000	9,000,000	15,986,532
Repayment of amounts due from (advances to) subsidiaries, net	910,372	13,091,819	(639,128)
Capital injection into subsidiaries	(1,107,753)	(1,732,162)	(1,858,931)
Net cash provided by (used in) investing activities	1,802,619	11,359,670	10,488,473
Cash flows from financing activities:
Cash dividend paid	(3,040,753)
Net cash provided by (used in) financing activities	(3,040,753)
Net increase (decrease) in cash and cash equivalents	(2,578,440)	10,856,604	9,094,913
Cash and cash equivalents at beginning of fiscal year	21,984,305	11,127,701	2,032,788
Cash and cash equivalents at end of fiscal year	$ 19,405,865	$ 21,984,305	$ 11,127,701